SEGMENT REPORTING (Schedule of Long-lived Assets, consisting of Property, Plant and Equipment, by Geographical Area) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment reporting [Line Items]
Long-lived assets	$ 3,037	$ 4,771
China [Member]
Segment reporting [Line Items]
Long-lived assets	1,988	3,795
Other [Member]
Segment reporting [Line Items]
Long-lived assets	$ 1,049	$ 976